Revenue - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	$ 2,524
Contract liabilities	$ 43
Customer 1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	20.00%	24.00%
2026 to 2028
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	$ 566
2029 to 2031
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	493
2032 to 2036
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	745
2036 and Thereafter
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	$ 720